Shareholder Report, Line Graph (Details) - USD ($)															12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Dec. 13, 2021	Jul. 31, 2021	Mar. 18, 2021	Dec. 07, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jun. 27, 2017	Sep. 27, 2016	Jul. 31, 2025
Abacus FCF Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus FCF Leaders ETF NAV
Accumulated Value		$ 28,760	$ 24,732	$ 21,913		$ 22,571			$ 16,281	$ 15,220	$ 14,650	$ 11,947		$ 10,000	$ 32,398
Abacus FCF International Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus FCF International Leaders ETF NAV
Accumulated Value		14,322	13,139	12,393		15,100			10,789	10,534	10,800	10,192	$ 10,000		$ 14,520
Abacus Flexible Bond Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1]														Abacus Flexible Bond Leaders ETF NAV1
Accumulated Value		9,780	9,107	9,267		10,292		$ 10,000							$ 10,362
Abacus FCF Innovation Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus FCF Innovation Leaders ETF NAV
Accumulated Value		13,470	11,343	10,052		11,848		10,000							$ 16,717
Abacus FCF Real Assets Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus FCF Real Assets Leaders ETF NAV
Accumulated Value		14,565	12,571	10,688	$ 10,000										$ 14,585
Abacus FCF Small Cap Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus FCF Small Cap Leaders ETF NAV
Accumulated Value		12,871	11,400	9,499		10,753	$ 10,000								$ 12,220
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000 Total Return
Accumulated Value		28,141	23,243	20,633		22,270			16,053	14,472	13,519	11,615		$ 10,000	$ 32,554
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value		14,506	13,218	11,654		13,754			$ 10,763	$ 10,693	$ 10,942	$ 10,328	$ 10,000		$ 16,643
Abacus Flexible Bond Leaders Index [Member] [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus Flexible Bond Leaders Index
Accumulated Value		11,225	10,394	9,995		9,998		10,000							$ 11,421
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg US Aggregate Bond Index
Accumulated Value		9,222	8,775	9,080		9,991		10,000							$ 9,534
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 TR
Accumulated Value		15,816	12,949	11,457		12,015		10,000							$ 18,400
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000 Growth Total Return
Accumulated Value		15,721	12,385	10,557		11,987		10,000							$ 19,471
Abacus FCF Innovation Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus FCF Innovation Leaders Index
Accumulated Value		14,200	11,926	10,116		11,892		$ 10,000							$ 17,691
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 TR
Accumulated Value		12,327	10,092	8,930	10,000										$ 14,341
S&P Real Assets Equity Index (Net TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Real Assets Equity Index (Net TR)
Accumulated Value		10,234	9,602	9,903	10,000										$ 11,015
Abacus FCF Real Assets Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus FCF Real Assets Leaders Index
Accumulated Value		14,409	12,482	10,658	$ 10,000										$ 14,429
Abacus FCF Small Cap Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Abacus FCF Small Cap Leaders Index
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 TR
Accumulated Value		14,849	12,157	10,757		11,280	10,000								$ 17,275
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000 Total Return Index
Accumulated Value		$ 10,407	$ 9,109	$ 8,441		$ 9,849	$ 10,000								$ 10,349

[1]
1	Performance of the Fund and Abacus Flexible Bond Leaders Index (“Underlying Index”) shown prior to June 6, 2025, reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.